Consolidated Statements of Shareholders’ Equity (Deficit) (Parentheticals)	12 Months Ended
Dec. 31, 2021 $ / shares
Statement of Stockholders' Equity [Abstract]
Debt discount on warrant feature	$ 0.01
Debt discount on warrant feature	$ 2.5